Securities - Breakdown of securities (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Securities Issued [Line Items]
Securities	R$ 14,908,297	R$ 12,448,565
Financial assets at fair value through other comprehensive income, category [member]
Securities Issued [Line Items]
Securities	12,704,526	9,699,546
Financial assets at fair value through other comprehensive income, category [member] | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	7,583,071	4,652,445
Financial assets at fair value through other comprehensive income, category [member] | National Financial Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	449,351	589,496
Financial assets at fair value through other comprehensive income, category [member] | Financial Bills
Securities Issued [Line Items]
Securities	0	5,771
Financial assets at fair value through other comprehensive income, category [member] | Investment funds [member]
Securities Issued [Line Items]
Securities	14,989	0
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Securities Issued [Line Items]
Securities	12,704,526	9,699,546
Financial assets at fair value through other comprehensive income, category [member] | Debentures
Securities Issued [Line Items]
Securities	552,899	684,153
Financial assets at fair value through other comprehensive income, category [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Securities	148,403	203,350
Financial assets at fair value through other comprehensive income, category [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Securities	3,775,171	3,541,780
Financial assets at fair value through other comprehensive income, category [member] | Commercial Promissory Note
Securities Issued [Line Items]
Securities	180,642	22,551
Amortized cost
Securities Issued [Line Items]
Securities	36,393,070	31,115,553
Amortized cost | Securities [Member]
Securities Issued [Line Items]
Securities	1,134,256	1,290,355
Amortized cost | Debentures
Securities Issued [Line Items]
Securities	45,916	112,914
Amortized cost | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Securities	658,012	645,373
Amortized cost | Rural Product Bill
Securities Issued [Line Items]
Securities	430,328	532,068
Fair value through profit or loss - FVTPL
Securities Issued [Line Items]
Securities	1,186,881	1,545,982
Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	414,967	37,131
Fair value through profit or loss - FVTPL | Financial Bills
Securities Issued [Line Items]
Securities	0	101,467
Fair value through profit or loss - FVTPL | Investment funds [member]
Securities Issued [Line Items]
Securities	359,244	529,903
Fair value through profit or loss - FVTPL | Securities [Member]
Securities Issued [Line Items]
Securities	1,069,515	1,458,664
Fair value through profit or loss - FVTPL | Debentures
Securities Issued [Line Items]
Securities	119,670	435,755
Fair value through profit or loss - FVTPL | Certificates of real estate receivables
Securities Issued [Line Items]
Securities	59,217	44,453
Fair value through profit or loss - FVTPL | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Securities	431	384
Fair value through profit or loss - FVTPL | Commercial Promissory Note
Securities Issued [Line Items]
Securities	3,278	5,157
Fair value through profit or loss - FVTPL | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Securities	70,316	237,750
Fair value through profit or loss - FVTPL | Bank deposit certificates
Securities Issued [Line Items]
Securities	22,191	44,638
Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	15,892	20,413
Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	R$ 4,309	R$ 1,613